Exhibit 99.11

Angel Oak Mortgage Trust I, LLC 2017-1

Mortgage-Backed Certificates, Series 2017-1

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Angel Oak Real Estate Investment Trust I

Angel Oak Mortgage Trust I, LLC

Nomura Securities International, Inc.

13 Feburary 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Angel Oak Real Estate Investment Trust I

Angel Oak Mortgage Trust I, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, Georgia 30305

Nomura Securities International, Inc.

309 West 49th Street

New York, New York 10019

Re:	Angel Oak Mortgage Trust I, LLC 2017-1 (the “Trust”)
Mortgage-Backed Certificates, Series 2017-1 (the “Certificates”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Angel Oak Mortgage Trust I, LLC (the “Depositor”) in evaluating the accuracy of information with respect to a pool of fixed and adjustable-rate mortgage loans secured by first or second liens on the related property (the “Mortgage Loans”) relating to the Trust’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Angel Oak Real Estate Investment Trust I (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files labeled:

i.	“E&Y Loan List File Location V.1.xlsx” (the “Loan Listing Data File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Loan Numbers”) corresponding to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

ii.	“AOMT 2017-1 ASF Tape Final Updated Credit Score.xlsx” and the corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Preliminary Mortgage Loans as of 1 Feburary 2017 (the “Cut-off Date”) and

a. (continued)

iii.	“Mapping File V2.xlsx” (the “Loan Number Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains an additional list of identification numbers (the “Angel Oak Loan Numbers”) corresponding to the Loan Number of each Preliminary Mortgage Loan,

b.	Imaged copies of the:

i.	Promissory note (the “Note”),

ii.	Loan application (the “Application”),

iii.	Appraisal report, field review report or appraisal report card (collectively and as applicable, the “Appraisal”),

iv.	Collateral desktop analysis report (the “CDA Report”),

v.	Underwriting summary (the “Underwriting Summary”) and

vi.	Settlement statement, closing disclosure or purchase agreement (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Appraisal, CDA Report and Underwriting Summary, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which are listed on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing Data File, Base Preliminary Data File, Loan Number Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Base Preliminary Data File or Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data File, Loan Number Mapping File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 February 2017

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 295 Preliminary Mortgage Loans from the Loan Listing Data File (the “Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans they instructed us to select from the Loan Listing Data File.

2.	For each Preliminary Mortgage Loan on the Loan Listing Data File and Base Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing Data File, to the corresponding Loan Number, as shown on the Base Preliminary Data File, and noted that:

a.	All of the Preliminary Mortgage Loans were included on the Loan Listing Data File and Base Preliminary Data File and

b.	No mortgage loans other than the Preliminary Mortgage Loans were included on the Loan Listing Data File or Base Preliminary Data File.

3.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Mortgage Loan on the Base Preliminary Data File with the corresponding Angel Oak Loan Number on the Loan Number Mapping File.

The Base Preliminary Data File, as appended, is hereafter referred to as the “Preliminary Data File.”

4.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)
Loan Number	Loan Number	Note	i.
Original principal balance	Original Loan Amount	Note
Original interest rate	Original Interest Rate	Note
First payment date	First Payment Date of Loan	Note
Property state	State	Note
Property zip code	Zip	Note	ii.
Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	iii.
Original interest only term	Original Interest Only Term	(a) Note or (b) Note and recalculation
Index description	Index type	Note
Gross margin	Gross Margin	Note	iv.
Initial fixed rate period	Initial Fixed Rate Period	(a) Note or (b) Note and recalculation	iv., v.
Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Note	iv.
Initial interest rate cap change up	Initial Interest Rate Cap Change Up	(a) Note or (b) Note and recalculation	iv., vi.
Initial interest rate cap change down	Initial Interest Rate Cap Change Down	(a) Note or (b) Note and recalculation	iv., vii.
Subsequent interest rate change up	Subsequent Interest Rate Change Up	Note	iv.
Subsequent interest rate change down	Subsequent Interest Rate Change Down	Note	iv.
Minimum interest rate	Lifetime Minimum Rate Floor	(a) Note or (b) Settlement Statement	iv., viii., ix.
Maximum interest rate	Lifetime Maximum Rate Ceiling	(a) Note or (b) Settlement Statement	iv., ix.
Occupancy status	Occupancy	Application
Property type	Property Type	(a) Appraisal or (b) Underwriting Summary	x.
Appraisal value	Most Recent Property Value	(a) Appraisal or (b) CDA Report	xi.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)
Sale price (if applicable)	Sales Price	Settlement Statement
Loan purpose	Loan Purpose	(a) Application and Settlement Statement or (b) Note, Settlement Statement and recalculation	xii.
Original loan-to-value ratio	Original LTV	Recalculation	xiii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to compare only the first five left-most digits of the property zip code, as shown on the Preliminary Data File, to the corresponding information on the Note.

iii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to calculate the original term of each Sample Mortgage Loan as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and

(b)	1.

iv.	For the purpose of comparing the gross margin, initial fixed rate period, susbsequent interest rate reset period, initial interest rate cap change up, initial interest rate cap change down, subsequent interest rate change up, subsequent interest rate change down, minimum interest rate and maximum interest rate Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than “0.000(%),” as shown on the Note (each, an “ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Note as the Source Document.

For the purpose of comparing the ARM Sample Characteristics for each Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use “0.000(%)” or “0(month),” as applicable, for the ARM Sample Characteristics.

Exhibit 1 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the intial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the intial fixed rate period specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to calculate the intial fixed rate period of each Sample Mortgage Loan as the sum of:

(a)	The difference in months between the first rate change date and first payment date, both as shown on the Note, and

(b)	1.

vi.	For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:

(a)	Initial rate adjustment maximum interest rate and

(b)	Original interest rate,

both as shown on the Note.

vii.	For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:

(a)	The difference between the:

(1)	Original interest rate and

(2)	Initial rate adjustment minimum interest rate,

both as shown on the Note,

and

(b)	0.000(%).

viii.	For the purpose of comparing the minimum interest rate Sample Characteristic for each ARM Sample Mortgage Loan that does not have the minimum interest rate specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to use the gross margin, as shown on the Note, as the minimum interest rate.

ix.	For the purpose of comparing the minimum interest rate and maximum interest rate Sample Characteristics for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document (and in accordance with the instructions described in note viii. above). We performed no procedures to reconcile any differences that may exist between various Source Documents for the minimum interest rate and maximum interest rate Sample Characteristics.

Exhibit 1 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loan with Angel Oak Loan Number 200956548), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal as the Source Document.

With respect to certain Sample Mortgage Loans, the Appraisal contains conflicting information relating to the property type. For these Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for a Sample Mortgage Loan agreed with any of the information on the Appraisal. We performed no procedures to reconcile any conflicting information which exists on the Appraisal for the property type Sample Characteristic.

For the purpose of comparing the property type Sample Characteristic for the Sample Mortgage Loan with Angel Oak Loan Number 200956548, the Sponsor, on behalf of the Depositor, instructed us to use the Underwriting Summary as the Source Document.

xi.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loans with Angel Oak Loan Numbers 200930755, 200999613 and 201138370), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal as the Source Document.

For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loans with Angel Oak Loan Numbers 200930755, 200999613 and 201138370) that has more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the most recent Appraisal as the Source Document.

For the purpose of comparing the appraisal value Sample Characteristic for Sample Mortgage Loans with Angel Oak Loan Numbers 200930755, 200999613 and 201138370, the Sponsor, on behalf of the Depositor, instructed us to use the CDA Report as the Source Document.

xii.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (except for the Sample Mortgage Loans with Angel Oak Loan Numbers 200821361 and 201054710), the Sponsor, on behalf of the Depositor, instructed us to use the cash to borrower, as shown on the Settlement Statement, as the “Amount Borrower.”

Exhibit 1 to Attachment A

Notes: (continued)

xii. (continued)

For the Sample Mortgage Loan with Angel Oak Loan Number 200821361, the Sponsor, on behalf of the Depositor, instructed us calculate the “Amount to Borrower” as the sum of the:

(a)	Cash to borrower and

(b)	Business loan payoff,

both as shown on the Settlement Statement.

For the Sample Mortgage Loan with Angel Oak Loan Number 201054710, the Sponsor, on behalf of the Depositor, instructed us calculate the “Amount to Borrower” as the sum of the:

(a)	Cash to borrower and

(b)	HOA judgement,

both as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to consider the loan purpose as:

(a)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note, or

(b)	“Cash-Out Refinance” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note.

xiii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to calculate the original loan-to-value ratio by:

(a)	Dividing:

(1)	The original principal balance, as shown on the Note, by

(2)	Either:

(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the original appraisal value, as shown on the Preliminary Data File and (B) the sale price (if applicable), as shown on the Settlement Statement, or

(ii)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the original appraisal value, as shown on the Preliminary Data File, and

(b)	Multiplying the value calculated in (a) above by 100 and

(c)	Rounding the value calculated in (b) above to the third decimal place (xx.xxx%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and/or instructions provided by the Sponsor, on behalf of the Depositor, that are described above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

200612870	Original interest only term	120	84

	Gross margin	4.875%	5.000%

	Initial interest rate cap change down	2.000%	1.375%

200664716	Initial interest rate cap change down	2.000%	1.250%

200664720	Initial interest rate cap change down	2.000%	1.375%

200664726	Initial interest rate cap change down	2.000%	1.250%

200669948	Sale price (if applicable)	$567,990.00	$567,991.00

200669952	Property type	PUD	Condo, Low Rise (4 or fewer stories)

200678517	Initial interest rate cap change down	2.000%	1.000%

200678518	Initial interest rate cap change down	2.000%	1.750%

200707519	Property type	Condo, High Rise (5+ stories)	Condo, Low Rise (4 or fewer stories)

200821340	Initial interest rate cap change down	2.000%	1.750%

200821342	Initial interest rate cap change down	2.000%	0.750%

200821343	Initial interest rate cap change down	2.000%	1.375%

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

200821351	Initial interest rate cap change down	2.000%	0.750%

	Property type	1 Family Attached	Townhouse

200821357	Property type	Single Family Detached (non-PUD)	1 Family Attached

200821361	Initial interest rate cap change down	2.000%	1.000%

200853329	Initial interest rate cap change down	2.000%	0.625%

200853331	Initial interest rate cap change down	2.000%	1.125%

200853333	Initial interest rate cap change down	2.000%	0.750%

200853346	Initial interest rate cap change down	2.000%	1.625%

200853351	Initial interest rate cap change down	2.000%	1.625%

200853362	Initial interest rate cap change down	2.000%	0.375%

200904931	Initial interest rate cap change down	2.000%	1.625%

200904944	Initial interest rate cap change down	2.000%	0.750%

200930759	Property type	Single Family Detached (non-PUD)	PUD

200930760	Initial interest rate cap change down	2.000%	1.375%

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

200952043	Initial interest rate cap change down	2.000%	1.375%

200956545	Initial interest rate cap change down	2.000%	0.875%

200956547	Initial interest rate cap change down	2.000%	1.375%

200956548	Initial interest rate cap change down	2.000%	0.626%

200956549	Initial interest rate cap change down	2.000%	1.115%

200956550	Initial interest rate cap change down	2.000%	0.251%

200956558	Initial interest rate cap change down	2.000%	0.375%

200956559	Initial interest rate cap change down	2.000%	1.125%

200956561	Initial interest rate cap change down	2.000%	1.125%

200956564	Initial interest rate cap change down	2.000%	1.000%

200956565	Initial interest rate cap change down	2.000%	1.750%

200956570	Initial interest rate cap change down	2.000%	1.615%

200956572	Initial interest rate cap change down	2.000%	1.249%

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

200956578	Initial interest rate cap change down	2.000%	1.625%

200964343	Initial interest rate cap change down	2.000%	1.250%

200964346	Initial interest rate cap change down	2.000%	0.250%

200979323	Initial interest rate cap change down	2.000%	0.876%

200979324	Initial interest rate cap change down	2.000%	1.750%

200979325	Initial interest rate cap change down	2.000%	1.250%

200979327	Initial interest rate cap change down	2.000%	1.375%

200979329	Initial interest rate cap change down	2.000%	1.000%

200979330	Initial interest rate cap change down	2.000%	1.750%

200979331	Initial interest rate cap change down	2.000%	1.740%

200984869	Initial interest rate cap change down	2.000%	1.865%

200984870	Initial interest rate cap change down	2.000%	1.501%

200984871	Initial interest rate cap change down	2.000%	1.500%

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

200984874	Initial interest rate cap change down	2.000%	0.126%

200984881	Initial interest rate cap change down	2.000%	1.875%

200984885	Initial interest rate cap change down	2.000%	1.625%

200993400	Initial interest rate cap change down	2.000%	1.745%

200993402	Initial interest rate cap change down	2.000%	0.250%

	Appraisal value	$125,000.00	$1,380,000.00

200993410	Initial interest rate cap change down	2.000%	0.875%

200998305	Property type	Condo, Low Rise (4 or fewer stories)	Single Family Detached (non-PUD)

200998311	Initial interest rate cap change down	2.000%	0.501%

200998312	Initial interest rate cap change down	2.000%	1.751%

200998313	Initial interest rate cap change down	2.000%	1.000%

200999606	Initial interest rate cap change down	2.000%	1.251%

200999610	Initial interest rate cap change down	2.000%	0.625%

200999612	Initial interest rate cap change down	2.000%	1.125%

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

200999613	Initial interest rate cap change down	2.000%	1.125%

200999614	Initial interest rate cap change down	2.000%	0.375%

200999615	Initial interest rate cap change down	2.000%	0.626%

200999619	Initial interest rate cap change down	2.000%	1.376%

200999621	Initial interest rate cap change down	2.000%	1.750%

200999631	Initial interest rate cap change down	2.000%	1.626%

200999645	Gross margin	5.000%	4.000%

201002120	Appraisal value	$69,000.00	$84,000.00

201011877	Initial interest rate cap change down	2.000%	1.001%

201011883	Initial interest rate cap change down	2.000%	1.375%

201011886	Initial interest rate cap change down	2.000%	0.250%

201011887	Initial interest rate cap change down	2.000%	0.750%

201011890	Initial interest rate cap change down	2.000%	0.625%

201011896	Initial interest rate cap change down	2.000%	0.124%

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

201054690	Initial interest rate cap change down	2.000%	1.125%

201054691	Initial interest rate cap change down	2.000%	1.625%

201054696	Initial interest rate cap change down	2.000%	0.625%

201054697	Initial interest rate cap change down	2.000%	0.250%

201054698	Initial interest rate cap change down	2.000%	1.375%

201054699	Initial interest rate cap change down	2.000%	0.625%

201054702	Initial interest rate cap change down	2.000%	0.625%

201054706	Initial interest rate cap change down	2.000%	1.625%

201054712	Initial interest rate cap change down	2.000%	0.625%

201054713	Initial interest rate cap change down	2.000%	0.250%

201054715	Initial interest rate cap change down	2.000%	1.625%

201054718	Initial interest rate cap change down	2.000%	0.875%

201054724	Initial interest rate cap change down	2.000%	0.625%

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

201054727	Initial interest rate cap change down	2.000%	1.750%

201054729	Initial interest rate cap change down	2.000%	1.001%

201054731	Initial interest rate cap change down	2.000%	0.875%

201105209	Initial interest rate cap change down	2.000%	0.875%

201106395	Initial interest rate cap change down	2.000%	0.625%

201106407	Initial interest rate cap change down	2.000%	0.875%

201106411	Initial interest rate cap change down	2.000%	0.000%

201106421	Initial interest rate cap change down	2.000%	0.625%

201106428	Initial interest rate cap change down	2.000%	1.750%

201106430	Initial interest rate cap change down	2.000%	0.250%

201106431	Initial interest rate cap change down	2.000%	1.750%

201106432	Initial interest rate cap change down	2.000%	1.750%

201106433	Initial interest rate cap change down	2.000%	1.626%

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

201106434	Initial interest rate cap change down	2.000%	1.126%

	Appraisal value	$261,000.00	$274,000.00

201129303	Initial interest rate cap change down	2.000%	1.750%

201129304	Initial interest rate cap change down	2.000%	1.000%

201129307	Initial interest rate cap change down	2.000%	1.125%

201129310	Initial interest rate cap change down	2.000%	1.250%

201130514	Initial interest rate cap change down	2.000%	1.374%

201130517	Initial interest rate cap change down	2.000%	0.876%

201130519	Initial interest rate cap change down	2.000%	1.000%

201136353	Initial interest rate cap change down	2.000%	1.250%

201136358	Initial interest rate cap change down	2.000%	0.624%

201138022	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

201138080	Gross margin	5.000%	4.000%

201138099	Initial interest rate cap change down	2.000%	1.240%

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

201138127	Initial interest rate cap change down	2.000%	1.250%

201138129	Initial interest rate cap change down	2.000%	0.755%

201138132	Initial interest rate cap change down	2.000%	1.500%

201138370	Initial interest rate cap change down	2.000%	1.250%